CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Net loss for the period	$ (5,585,556)	$ (3,581,046)	$ (15,145,363)	$ (11,746,831)
Items that may be reclassified subsequently to the consolidated statement of operations:
Unrealized gain (loss) on marketable securities, net of tax of nil (Note 5)	160,767	(65,494)	348,435	2,722
Realized gain on marketable securities, included in net loss, net of tax of nil	(60)	0	(60)	0
Other comprehensive income (loss)	160,707	(65,494)	348,375	2,722
Comprehensive loss for the period	$ (5,424,849)	$ (3,646,540)	$ (14,796,988)	$ (11,744,109)